Capital Requirements and Other Regulatory Matters	6 Months Ended
Jun. 30, 2024
Disclosure Capital [Abstract]
Capital Requirements and Other Regulatory Matters
7.
Capital Requirements and Other Regulatory Matters

The Bank is subject to various regulatory capital requirements administered by the federal and state banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Bank’s financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of their assets, liabilities and certain off-balance sheet items as calculated under regulatory accounting practices. The capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum amounts and ratios of total, Tier 1, and common equity capital to risk-weighted assets and of Tier 1 capital to average assets. Management believes, as of June 30, 2024 and December 31, 2023, that the Bank meets all capital adequacy requirements to which it is subject.

As of the most recent notification from the Federal Deposit Insurance Corporation ("FDIC") categorized the Bank as well capitalized under the regulatory framework for prompt corrective action. To be categorized as well capitalized, an institution must maintain minimum total risk-based, Tier 1 risk-based, common equity Tier 1 risk-based, and Tier 1 leverage ratios as set forth in the following table. There are no conditions or events since the notification that management believes have changed the Bank’s category.

In 2014, the FDIC adopted final rules implementing the Basel Committee on Banking Supervision's capital guidelines for U.S. banks. Under the final rules, minimum requirements will increase for both the quantity and quality of capital held by the Bank. The rules include a new common equity Tier 1 capital to risk-weighted assets minimum ratio of 4.5%; raise the minimum ratio of Tier 1 capital to risk-weighted assets from 4.0% to 6.0%; require a minimum ratio of Total capital to risk-weighted assets of 8.0%; and require a minimum Tier 1 leverage ratio of 4.0%. A new capital conservation buffer, comprised of common equity Tier 1 capital, is also established above the minimum regulatory capital requirements. This capital conservation buffer was phased in beginning January 1, 2016 at 0.625% of risk-weighted assets and increased each subsequent year by an additional 0.625% until reaching its final level of 2.5% on January 1, 2019. Strict eligibility criteria for regulatory capital instruments were also implemented under the final rules.

The phase-in period for the final rules began for the Bank on January 1, 2015, with full compliance with all of the final rule's requirements phased in over a multi-year schedule and fully phased-in January 1, 2019. The Bank's capital levels remain characterized as "well-capitalized" under the new rules.

The Bank’s actual capital amounts and ratios as of June 30, 2024 and December 31, 2023 are presented in the table below:

	Actual		Minimum		Well Capitalized
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(dollars in thousands)
June 30, 2024
Tier 1 leverage capital:	$166,382	14.52%	$45,836	4.00%	$57,296	5.00%

Common Equity Tier 1 risk-based capital:	$166,382	20.05%	$37,335	4.50%	$53,929	6.50%
Tier 1 risk-based capital:	$166,382	20.05%	$49,780	6.00%	$66,374	8.00%
Total risk-based capital:	$172,155	20.75%	$66,374	8.00%	$82,967	10.00%

December 31, 2023
Tier 1 leverage capital:	$166,340	14.80%	$45,180	4.00%	$56,476	5.00%

Common Equity Tier 1 risk-based capital:	$166,340	22.67%	$33,013	4.50%	$47,685	6.50%
Tier 1 risk-based capital:	$166,340	22.67%	$44,017	6.00%	$58,690	8.00%
Total risk-based capital:	$172,543	23.52%	$58,690	8.00%	$73,362	10.00%